SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings
Property and equipment
Useful life (in years)	25 years
Equipment | Minimum
Property and equipment
Useful life (in years)	5 years
Equipment | Maximum
Property and equipment
Useful life (in years)	15 years
Furnitures | Minimum
Property and equipment
Useful life (in years)	3 years
Furnitures | Maximum
Property and equipment
Useful life (in years)	7 years
Computers
Property and equipment
Useful life (in years)	3 years
Rolling stocks
Property and equipment
Useful life (in years)	5 years